GOING CONCERN	12 Months Ended
Dec. 31, 2013
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 11 – GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.  However, the Company has incurred net losses of ($2,220,774) and ($7,019,876) for the twelve months ended December 31, 2012 and 2013, respectively.  The Company has remained in business primarily through the deferral of salaries by management, loans from the Company's chief executive officer, and loans from a significant shareholder. The Company intends on financing its future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.